LONG-TERM DEBT (Details 3)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Adjusted EBITDA to Interest [Member]
Long Term Debt [Line Items]
Interest Coverage Ratio	4.5 : 1	4.7 : 1
Net Debt to Adjusted EBITDA [Member]
Long Term Debt [Line Items]
Leverage Ratio	2.6 : 1	3.1 : 1
Secured Debt To Adjusted Ebitda Member [Member]
Long Term Debt [Line Items]
Secured Leverage Ratio	0.4 : 1
Applicable Financial Covenant [Member] | Adjusted EBITDA to Interest [Member]
Long Term Debt [Line Items]
Interest Coverage Ratio	>3.0 : 1
Applicable Financial Covenant [Member] | Net Debt to Adjusted EBITDA [Member]
Long Term Debt [Line Items]
Leverage Ratio	<4.5 : 1
Applicable Financial Covenant [Member] | Secured Debt To Adjusted Ebitda Member [Member]
Long Term Debt [Line Items]
Secured Leverage Ratio	<2.0 : 1